Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.93%
Biotechnology–15.87%
ACADIA Pharmaceuticals, Inc.(b)	28,016	$1,155,660
Altimmune, Inc.(b)	44,440	586,608
Arcus Biosciences, Inc.(b)	27,938	478,857
Ascendis Pharma A/S, ADR (Denmark)(b)	9,038	1,394,744
Biogen, Inc.(b)	17,875	5,070,780
BioMarin Pharmaceutical, Inc.(b)	34,512	2,625,673
Cardiff Oncology, Inc.(b)	41,476	588,544
Exact Sciences Corp.(b)	29,699	3,027,813
Global Blood Therapeutics, Inc.(b)	18,055	995,553
Incyte Corp.(b)	19,371	1,738,354
Iovance Biotherapeutics, Inc.(b)	35,611	1,172,314
Kadmon Holdings, Inc.(b)	180,528	707,670
Keros Therapeutics, Inc.(b)	19,495	751,922
Mersana Therapeutics, Inc.(b)	40,698	757,797
Neurocrine Biosciences, Inc.(b)	13,425	1,290,948
Novavax, Inc.(b)(c)	15,954	1,728,616
Rocket Pharmaceuticals, Inc.(b)	39,679	907,062
Sarepta Therapeutics, Inc.(b)	10,792	1,515,521
Trillium Therapeutics, Inc. (Canada)(b)	46,300	657,923
Vertex Pharmaceuticals, Inc.(b)	20,195	5,495,463
Zentalis Pharmaceuticals, Inc.(b)(c)	28,023	916,072
		33,563,894
Drug Retail–0.46%
Raia Drogasil S.A. (Brazil)	232,800	970,846
Health Care Equipment–18.61%
Abbott Laboratories	58,868	6,406,604
Baxter International, Inc.	30,077	2,418,792
Becton, Dickinson and Co.	7,642	1,778,141
Boston Scientific Corp.(b)	139,158	5,317,227
Edwards Lifesciences Corp.(b)	50,164	4,004,090
Globus Medical, Inc., Class A(b)	8,776	434,588
Intuitive Surgical, Inc.(b)	1,901	1,348,836
Koninklijke Philips N.V. (Netherlands)(b)	77,780	3,664,234
Medtronic PLC	77,162	8,018,675
Outset Medical, Inc.(b)	3,604	180,200
Stryker Corp.	5,487	1,143,326
Zimmer Biomet Holdings, Inc.	34,188	4,654,354
		39,369,067
Health Care Facilities–1.35%
HCA Healthcare, Inc.(b)	22,861	2,850,309
Health Care Services–2.52%
Cigna Corp.	15,764	2,670,579
CVS Health Corp.	37,546	2,192,687
Oak Street Health, Inc.(b)	8,962	478,929
		5,342,195
Health Care Supplies–3.21%
Alcon, Inc. (Switzerland)	19,339	1,101,356
Align Technology, Inc.(b)	4,857	1,589,988
Ansell Ltd. (Australia)	26,786	716,189
Shares		Value
Health Care Supplies–(continued)
Silk Road Medical, Inc.(b)	50,232	$3,376,093
		6,783,626
Health Care Technology–3.07%
American Well Corp., Class A(b)	19,468	577,031
GoodRx Holdings, Inc., Class A(b)	7,613	423,283
HMS Holdings Corp.(b)	30,634	733,684
Inspire Medical Systems, Inc.(b)	24,155	3,117,203
Ping An Healthcare and Technology Co. Ltd. (China)(b)(d)	127,100	1,641,380
		6,492,581
Household Products–0.28%
Reckitt Benckiser Group PLC (United Kingdom)	6,118	596,463
Life Sciences Tools & Services–8.96%
10X Genomics, Inc., Class A(b)	9,114	1,136,333
Bio-Rad Laboratories, Inc., Class A(b)	3,095	1,595,349
Eurofins Scientific SE (Luxembourg)(b)	1,735	1,373,489
Illumina, Inc.(b)	3,487	1,077,762
IQVIA Holdings, Inc.(b)	3,401	536,100
Lonza Group AG (Switzerland)	1,174	724,687
Thermo Fisher Scientific, Inc.	28,319	12,503,405
		18,947,125
Managed Health Care–11.13%
Anthem, Inc.	12,268	3,295,062
Centene Corp.(b)	40,801	2,379,922
Hapvida Participacoes e Investimentos S.A. (Brazil)(d)	142,500	1,576,764
HealthEquity, Inc.(b)	10,970	563,529
Humana, Inc.	9,342	3,866,560
Notre Dame Intermedica Participacoes S.A. (Brazil)	142,483	1,650,661
UnitedHealth Group, Inc.	32,754	10,211,715
		23,544,213
Pharmaceuticals–31.47%
AstraZeneca PLC, ADR (United Kingdom)	157,782	8,646,454
Avadel Pharmaceuticals PLC, ADR(b)	39,987	201,534
Axsome Therapeutics, Inc.(b)	33,686	2,400,128
Bristol-Myers Squibb Co.	74,401	4,485,636
Elanco Animal Health, Inc.(b)	55,080	1,538,384
Eli Lilly and Co.	37,451	5,543,497
Johnson & Johnson	58,117	8,652,459
Liquidia Technologies, Inc.(b)	105,004	516,620
Lyra Therapeutics, Inc.(b)	20,300	226,954
Merck & Co., Inc.	48,488	4,022,080
Milestone Pharmaceuticals, Inc. (Canada)(b)	33,025	241,743
Novartis AG, ADR (Switzerland)	95,247	8,282,679
Novo Nordisk A/S, Class B (Denmark)	67,097	4,660,677
Odonate Therapeutics, Inc.(b)	26,473	355,532
Pfizer, Inc.	85,586	3,141,006
PMV Pharmaceuticals, Inc.(b)	41,287	1,465,689
Relmada Therapeutics, Inc.(b)(c)	27,285	1,026,462
Roche Holding AG (Switzerland)	11,977	4,097,658
Sanofi, ADR (France)	109,361	5,486,641

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	7,759	$1,283,106
Zogenix, Inc.(b)	16,882	302,694
		66,577,633
Total Common Stocks & Other Equity Interests (Cost $136,840,077)		205,037,952
Money Market Funds–3.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)(f)	2,699,447	2,699,447
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)(f)	2,169,231	2,170,316
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)(f)	3,085,082	3,085,082
Total Money Market Funds (Cost $7,954,179)		7,954,845
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.69% (Cost $144,794,256)		212,992,797
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.88%
Invesco Private Government Fund, 0.03%(e)(f)(g)	1,396,831	$1,396,831
Invesco Private Prime Fund, 0.11%(e)(f)(g)	465,517	465,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,862,441)		1,862,441
TOTAL INVESTMENTS IN SECURITIES–101.57% (Cost $146,656,697)		214,855,238
OTHER ASSETS LESS LIABILITIES—(1.57)%		(3,315,766)
NET ASSETS–100.00%		$211,539,472
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $3,218,144, which represented 1.52% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,366,547	$13,177,953	$(11,845,053)	$-	$-	$2,699,447	$5,074
Invesco Liquid Assets Portfolio, Institutional Class	893,809	9,672,964	(8,398,017)	706	854	2,170,316	7,763
Invesco Treasury Portfolio, Institutional Class	1,561,768	15,060,517	(13,537,203)	-	-	3,085,082	4,857
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	18,719,753	(17,322,922)	-	-	1,396,831	248*
Invesco Private Prime Fund	-	6,801,048	(6,335,555)	-	117	465,610	208*
Total	$3,822,124	$63,432,235	$(57,438,750)	$706	$971	$9,817,286	$18,150

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$187,563,175	$17,474,777	$—	$205,037,952
Money Market Funds	7,954,845	1,862,441	—	9,817,286
Total Investments	$195,518,020	$19,337,218	$—	$214,855,238
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Health Care Fund